ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS

Effective October 1, 2011, the Company acquired majority ownership of a management company, a company that owns the HOA franchise rights for the territory of South Africa, and four Hooters restaurants in South Africa. Previously, the Company owned a minority interest in the restaurants and was not in control and these operations were accounted for using the equity method of accounting. New entities were formed for the operations and the Company’s ownership at December 31, 2012 is as follows: KPL 90%, DFLO 82%, TPL 88%, CPL 90%, C&S 100% and DLOG 88%. The restaurant owned by DFLO in Durban opened in January 2010, the restaurant owned by TPL in Johannesburg opened in June 2010, the restaurant owned by CPL in Cape Town opened in June 2011 and the restaurant owned by DLOG opened in February 2012.

The acquisition was accounted for using the purchase method of accounting and, accordingly, the consolidated statements of operations include the results of the South African operations beginning October 1, 2011. The assets acquired and the liabilities assumed were recorded at estimated fair values as determined by the Company’s management based on information currently available and on current assumptions as to future operations. A summary of the estimated fair value of assets acquired and liabilities assumed in the acquisition follows:

Current assets, excluding cash and cash equivalents	$138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	$2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	$205,000
Cash paid	$205,000

Liabilities assumed includes $547,646 and $593,928 at December 31, 2012 and 2011, respectively in bank debt of the prior entities which the Company has agreed to repay without interest upon completion of its new financing. These amounts are included in other liabilities.

Unaudited pro forma results of operations for the year ended December 31, 2011, as if the Company had acquired majority ownership of the South African Hooters restaurants on January 1, 2011 is as follows. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

2011

Net revenues	$4,840,914
Net earnings (loss)	$(1,031,135)
Net earnings (loss) per share, basic and diluted	$(0.44)